CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Contingencies [Abstract]
Environmental Loss Contingency Disclosure
A summary of changes in estimated environmental obligations for the years ended December 31 follows:

	2015	2014	2013
Balance at beginning of year	$1,174	$1,167	$1,222
Accretion expense[a]	78	77	79
Additions	33	16	73
Reductions[b]	(3)	(6)	(77)
Spending	(67)	(80)	(130)
Balance at end of year	1,215	1,174	1,167
Less current portion	(100)	(105)	(121)
Long-term portion	$1,115	$1,069	$1,046

a.	Represents accretion of the fair value of environmental obligations assumed in the 2007 acquisition of FMC, which were determined on a discounted cash flow basis.

b.	Reductions primarily reflect revisions for changes in the anticipated scope and timing of projects and other noncash adjustments.

Asset Retirement Obligation Disclosure
A summary of changes in FCX’s AROs for the years ended December 31 follows:

	2015	2014		2013
Balance at beginning of year	$2,747	$2,319		$1,135
Liabilities assumed in the acquisitions of PXP and MMR[a]	—	—		1,028
Liabilities incurred	97	429	[b]	45
Settlements and revisions to cash flow estimates, net	(66)	56		115
Accretion expense	131	116		95
Dispositions	—	(61)		—
Spending	(132)	(101)		(97)
Other	(3)	(11)		(2)
Balance at end of year	2,774	2,747		2,319
Less current portion	(172)	(189)		(107)
Long-term portion	$2,602	$2,558		$2,212

a.
The fair value of AROs assumed in the acquisitions of PXP and MMR ($741 million and $287 million, respectively) were estimated based on projected cash flows, an estimated long-term annual inflation rate of 2.5 percent and discount rates based on FCX's estimated credit-adjusted, risk-free interest rates ranging from 1.3 percent to 6.3 percent.

b.	Primarily reflects updates to the closure approach to reclaim an overburden stockpile in Indonesia.

Summary of Income Tax Contingencies [Table Text Block]
PT-FI has received assessments from the Indonesian tax authorities for additional taxes and interest related to various audit exceptions for income and other taxes. PT-FI has filed objections to the assessments because it believes it has properly determined and paid its taxes. A summary of these assessments follows:

Tax Year	Tax Assessment	Interest Assessment	Total
2005	$103	$49	$152
2006	22	10	32
2007	91	44	135
2008	62	52	114
2011	56	13	69
2012	137	—	137
	$471	$168	$639
A summary of these assessments follows:

Tax Year	Tax Assessment	Penalty and Interest Assessment	Total
2002 to 2005	$16	$53	$69
2006	7	47	54
2007	12	18	30
2008	21	13	34
2009	56	48	104
2010	66	89	155
2014	5	—	5
2015	4	—	4
	$187	$268	$455